UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act
file number:			811-21782
Name of registrant:		Small Cap Value Fund
Address:			8150 N. Central Expwy #M1120, Dallas, Texas 75206
Agent for service:		Laura S. Adams   (same address)

Registrants phone number:	214-360-7410
Date of fiscal year end:	December 31
Reporting period:		June 30, 2011 through June 30, 2012








Company			Mtg	Matter			Who	Mgmt	Vote
Symbol/Cusip		Date	Voted On		From	Rec	Cast
--------------		----	---------------		----	----	----

Universal Corp		8/04	Election Of Directors	Co	FOR	FOR
UVV	913456109	8/04	Apprv Compensation	Co	1yr	1yr
			8/04 	Sholder vote on Comp.	Co	For 	For
			8/04	Apprv Artcles of Inc.	Co	For	For
			8/04	Apprv 07 Stk Inctve pln	Co	For	For

Smith & Wesson 		9/26	Election of directors 	co	For	For
SWHC	831756101	9/26	Apprv '11 stk purch pln co	For	For
			9/26	Advsry Vote "Say on Pay"co	For	For
			9/26	"Say on Frequency"	co	1yr	1yr
			9/26	goals of '04 stk plan	co	For	For
			9/26	Ratify appt of BDO USA	co	For	For

Corinthian Colleges	11/15	Election of directors	co	For	For
COCO	218868107	11/15	Amnd '03 Perf award pln co	For	For
			11/15	Ratify Ernst&Yng Audit. co	For	For
			11/15	Apprv Exec. Compensatn  co	For	For
			11/15	Freq of Advisry Votes   co	1yr	1yr

American Supercondutor	12/08	Election of directors	co	For	For
AMSC	030111108	12/08	Inc. common stock 150m	co	For	For
			12/08	Ratfy Prcwtrhouse acct. co	For	For
			12/08	Advsry vote on Exec compco	For	For
			12/08	Freq of votes on Exec.	co	3yr	3yr

Olin Corp.		4/26	Election of directors	Co	For	For
OLN	680665205	4/26	Compensatn vote for EO	Co	For	For
			4/26	Ratify Indep. Acctng Fm.Co	For	For

Stillwater Mining	4/26	Election of Directors	co	For	For
SWC	86074q102	4/26	Apprv '12 Eq Incntv pln co	For	For
			4/26	Ratify Appt KMPG Firm	co	For	For
			4/26	Advsry vote Exec Cmpns. co	For	For

Power-One, Inc.		05/01	Election of Directors	co	For	For
PWER	73930R102	05/01	Apprv Exec. Compnstion	co	For	For
			05/01	Ratify Del&Touche firm	co	For	For
			05/01	Transactions of '12 mtg co	For	For

Cooper Tire & Rubber Co 5/11	Election of directors	co	For	For
CTB	216831107	5/11	Ratify indep acct firm	co	For	For
			5/11	Apprv Exec compensation	co	For	For

Amsurg Corp.		5/17	Election of Directors	co	For	For
AMSG	03232P405	5/17	Apprv vt of Exec compns	co	For	For
			5/17	Apprv majority vote	co	For	For
			5/17	Apprv'06 stk incntv pln co	For	For
			5/17	Ratify Del&Touch Audit.	co	For	For

Coventry Health Care	5/17	Election of directors	co	For	For
CVH	222862104	5/17	Declassfy Board of Dir	co	For	For
			5/17	Apprv Rat Ernst&Yngacct.co	For	For
			5/17	Exec officers compensat.co	For	For
			5/17	Stkhld prop:pol contrib co	Against	Against

Radioshack		5/17	Election of direcots	co	For	For
RSH	750438103	5/17	Ratfy Prcwtrhouse acct. co	For	For
			5/17	Exec officers compensat.co	For	For

Viropharma		5/21	Election of Directors	co	For	For
VPHM	928241108	5/21	Amdnmt '05 Incntv pln.	co	For	For
			5/21	Advsry vote Exec Compen	co	For	For
			5/21	Ratify KPMG Ind. acctng	co	For	For

Neutral Tandem Inc.	5/23	Election of Directors	co	For	For
TNDM	64128B108	5/23	Ratify Deloitte&Touche	co	For	For
			5/23	Apprv vt of Exec compns	co	For	For

Skechers USA, Inc.	5/24	Election of Directors	co	For	For
SKX	830566105

PDL Biopharma		6/05	Election of Directors	co	For	For
PDLI	69329Y104	6/05	Ratify Ernst&yng Acctng co	For	For
			6/05	Apprv Comp of Exec offc	co	For	For

Patterson UTI Energy	6/07	Election of Directors	co	For	For
PTEN	703481101	6/07	Apprv Comp of Exec offc	co	For	For
			6/07	Ratfy Prcwtrhouse acct. co	For	For



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                                  SIGNATURES


    Pursuant to the requirements of the Investment Company Act of 1940 Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


    (Registrant) SMALL CAP VALUE FUND



    Signature and Title


    By: /s/ Laura S. Adams
            President

    Date: 07/26/12